Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 6,691	¥ 8,814
Additions: Initial credit impairments	35	1,183
Additions: Subsequent credit impairments	22	40
Reductions: Securities sold or matured	(939)	(1,894)
Balance at end of period	¥ 5,809	¥ 8,143